MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
522 Fifth Avenue
New York, New York 10036
October 13, 2010
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Limited Duration U.S. Government Trust File Nos.: 033-41187; 811-06330 Rule 497 (j) filing
Dear Sir or Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectuses and Statements of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2010.
If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,
/s/ Edward Meehan
Edward Meehan
Assistant Secretary

Enclosure
cc: Stefanie V. Chang Yu